Loans borrowings	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Loans borrowings

Note 10 – Loans borrowings

Short-term borrowings consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Trade Financing Facilities	$91,806,603	$79,268,515

Line of Credit

Trade financing facilities is a line of credit facility which bears interest of 5.75% to 7.75% (2024: 5.82% to 8.25%) per annum and the repayment term were up to 90 days (2024: 90 days) from utilization date and is secured by the following:

(i)	Registered legal charge by way of debenture over all the present and future assets, rights interests and undertakings of Tumpuan Megah, a subsidiary;
(ii)	Registered legal charge by way of debenture over all the present and future assets, rights, interests and undertakings of SMF, a subsidiary;
(iii)	Corporate guarantee by the Straits, majority shareholder of the Company;
(iv)	Personal guarantee by Dato’ Sri Kam Choy Ho, director of the Company; and
(v)	Upfront cash and sinking fund placement by Tumpuan Megah and Straits.

Long-term borrowings consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Vendor installment loans	$380,000	$744,480
Bank term loan	554,173	536,592
Total	934,173	1,281,072
Less: current portion of loans payable	(409,025)	(776,753)
Long-term debt payable	$525,148	$504,319

Long-term borrowings maturities, excluding finance leases as follows:

For the year ending June 30,
2026	$409,025
2027	29,928
2028	32,727
2029	35,690
2030	38,824
Thereafter	387,979
Total	$934,173

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Vendor Installment Loans

The Company has entered into installment loans for the purchase of vessels, which are used primarily for its bunkering operations. These loans are secured by the vessels acquired and bear fixed repayment schedules over the life of the loan, with periodic payments consisting of both principal and interest components.

As of June 30, 2025, the aggregate outstanding balance of installment loans for the purchase of vessels amounted to $380,000, which shall be settled within 1 year, with interest rates at 5.24% (2024: ranging from 5.24% to 7.93%). The Company is in compliance with all covenants and requirements stipulated in the loan agreements. The vessels acquired through these loans are recorded as assets on the Company’s balance sheet and are depreciated over their useful lives.

Interest expenses related to these installment loans are recognized over the life of the loans using the effective interest method.

Bank Term Loan

On June 24, 2022, the Company entered into a facility agreement for a term loan up to SGD824,000 (equivalent to $593,198) to partially finance the acquisition of leasehold property. Interest is charged at 1.20% per annum over the 3-month Compounded Singapore Overnight Rate Average (“SORA”) for the first two years from the date of first disbursement, and at 2.00% per annum over the 3-month Compounded SORA from the third year onwards. The loan is secured by way of legal mortgage over the property and guarantees provided by SMS 1.

Total interest expenses on loans borrowings were $2,801,233, $4,594,956 and $2,200,755 for the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, respectively.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023